Derivative Liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Derivative Liabilities Abstract
Derivative warrant liabilities outstanding at beginning		175,000	1,305
As at beginning of period			$ 281,210
As at beginning of period		$ 15.00	$ 466.66
Derivative warrant liabilities expired		175,000	(1,305)
Warrants expired			$ (281,210)
Warrants expired		$ 15.00	$ (466.66)
Derivative warrant liabilities issued			175,000
Warrants issued
Warrants issued			$ 15.00
Derivative warrant liabilities outstanding at ending			175,000
As at end of period
As at end of period			$ 15.00